Shareholder Report, Line Graph (Details) - USD ($)			12 Months Ended					24 Months Ended		36 Months Ended		48 Months Ended		60 Months Ended			72 Months Ended		84 Months Ended		96 Months Ended		108 Months Ended		120 Months Ended
	May 31, 2016	May 01, 2016	May 31, 2026	May 31, 2017	May 31, 2017	May 01, 2017	May 01, 2017	May 31, 2018	May 01, 2018	May 31, 2019	May 01, 2019	May 31, 2020	May 01, 2020	May 31, 2021	May 01, 2021	May 01, 2021	May 31, 2022	May 01, 2022	May 31, 2023	May 01, 2023	May 31, 2024	May 01, 2024	May 31, 2025	May 01, 2025	May 31, 2026	May 01, 2026
C000001667 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Class I Shares at NAV
Accumulated Value	$ 10,000			$ 10,029				$ 10,218		$ 10,746		$ 10,856		$ 11,521			$ 11,009		$ 11,004		$ 11,329		$ 11,452		$ 12,247
C000001664 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Class A Shares at maximum sales charge (Offering Price)
Accumulated Value	9,578			9,593				9,753		10,236		10,318		10,928			10,417		10,398		10,690		10,782		11,505
C000001668 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Class A Shares at maximum sales charge (Offering Price)
Accumulated Value	9,582			9,672				9,727		10,286		10,549		11,153			10,344		10,195		10,474		10,495		11,260
C000001671 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Class I Shares at NAV
Accumulated Value	10,000			10,125				10,206		10,807		11,106		11,766			10,936		10,791		11,108		11,162		11,999
C000001675 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Class I Shares at NAV
Accumulated Value	10,000			10,112				10,220		10,804		11,331		11,776			10,886		10,763		11,043		11,054		11,819
C000001672 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Class A Shares at maximum sales charge (Offering Price)
Accumulated Value	9,580			9,667				9,758		10,293		10,773		11,173			10,299		10,159		10,413		10,403		11,101
C000001676 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Class A Shares at maximum sales charge (Offering Price)
Accumulated Value	9,579			9,717				9,877		10,439		10,752		11,319			10,616		10,537		10,916		11,013		11,772
C000001679 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Class I Shares at NAV
Accumulated Value		$ 10,000					$ 10,166		$ 10,355		$ 10,969		$ 11,322		$ 11,934			$ 11,225		$ 11,165		$ 11,576		$ 11,701		$ 12,544
C000001683 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Class I Shares at NAV
Accumulated Value		10,000					10,055		10,160		10,782		11,385		11,720			11,102		11,095		11,509		11,378		12,117
C000001680 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Class A Shares at maximum sales charge (Offering Price)
Accumulated Value		9,580					$ 9,621		9,709		10,276		10,826		$ 11,121			10,525		10,488		10,857		10,712		11,385
C000001684 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Class A Shares at maximum sales charge (Offering Price)
Accumulated Value	9,582			9,530				9,729		10,341		10,541		11,218			10,690		10,447		11,071		10,906		11,777
C000001687 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Class I Shares at NAV
Accumulated Value	10,000			9,968				10,189		10,853		11,074		11,818			11,277		11,046		11,726		11,573		12,519
S And P Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P Municipal Bond Index
Accumulated Value	10,000	10,000			$ 10,158	$ 10,158		10,285	10,285	10,909	10,909	11,331	11,331	11,864		$ 11,864	11,156	11,156	11,177	11,177	11,498	11,498	11,779	11,779	12,554	12,554
Lipper Other States Municipal Debt Funds Classification Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Lipper Other States Municipal Debt Funds Classification Average
S And P Municipal Bond Kansas Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P Municipal Bond Kansas Index
Accumulated Value	10,000			10,152				10,253		10,839		11,329		11,645			11,081		11,128		11,390		11,815		12,549
S And P Municipal Bond Kentucky Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P Municipal Bond Kentucky Index
Accumulated Value	10,000			10,161				10,274		10,916		11,236		11,897			11,263		11,278		11,642		12,013		12,819
S And P Municipal Bond Michigan Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P Municipal Bond Michigan Index
Accumulated Value	10,000			10,213				10,384		11,028		11,555		12,069			11,356		11,362		11,686		11,997		12,761
S And P Municipal Bond Missouri Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P Municipal Bond Missouri Index
Accumulated Value	10,000	10,000		10,182		10,182		10,326	10,326	10,930	10,930	11,310	11,310	11,880		11,880	11,238	11,238	11,216	11,216	11,538	11,538	11,854	11,854	12,719	12,719
Lipper Ohio Municipal Debt Funds Classification Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Lipper Ohio Municipal Debt Funds Classification Average
S And P Municipal Bond Ohio Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P Municipal Bond Ohio Index
Accumulated Value		$ 10,000				$ 10,204			$ 10,376		$ 10,959		$ 11,640			$ 12,192		$ 11,474		$ 11,411		$ 11,714		$ 12,032		$ 12,749
S And P Municipal Bond Wisconsin Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P Municipal Bond Wisconsin Index
Accumulated Value	$ 10,000			$ 10,139				$ 10,318		$ 10,936		$ 11,190		$ 11,812			$ 11,098		$ 11,034		$ 11,458		$ 11,895		$ 12,696